PRUDENTIAL GROUP VARIABLE UNIVERSAL LIFE INSURANCE

                        SUPPLEMENT DATED FEBRUARY 1, 2002
                         TO PROSPECTUS DATED MAY 1, 2001
                     AND SUPPLEMENT DATED SEPTEMBER 28, 2001

              SPECIAL FEATURES OF THE GROUP CONTRACT FOR KPMG, LLP

The attached revised Illustrations of Death Benefits and Cash Surrender replace pages T-1 and T-2 of the Prospectus Supplement dated September 28, 2001. These new illustrations reflect changes to KPMG, LLP's monthly charges for cost of insurance that became effective 1/1/2002.

Additionally, active, terminated and retired Managing Directors of KPMG Consulting, Inc. will no longer be considered as eligible to participate in the KPMG, LLP Group Variable Universal Life plan.


                                                          ILLUSTRATION #1

                                                              KPMG, LLP
                                         GROUP VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE
                                                  SPECIFIED FACE AMOUNT: $1,000,000
                                                            ISSUE AGE 40
                     THE ANNUAL PREMIUM OUTLAY IS DETERMINED BY ASSUMING AN ANNUAL CERTIFICATE FUND CONTRIBUTION
                                        OF $5,000.00 PLUS REQUIRED CURRENT COST OF INSURANCE.
                                         THIS ILLUSTRATION USES CURRENT CONTRACTUAL CHARGES.

                                                                                       Death Benefits (1)
                                                              ----------------------------------------------------------------------
                                                                              Assuming Hypothetical Gross (and Net)
                                                                                   Annual Investment Return of
   End of                 Annual          Premiums            ----------------------------------------------------------------------
Certificate              Premium         Accumulated                0.0% Gross               4.5% Gross               9.0% Gross
    Year         Age      Outlay       at 4% per year              (-1.16% Net)             (3.34% Net)               (7.84% Net)
    ----         ---      ------       --------------         --------------------    ---------------------     --------------------
     1           41       $6,560            $6,822                  $1,004,839               $1,005,091               $1,005,344
     2           42       $6,560           $13,918                  $1,009,622               $1,010,353               $1,011,107
     3           43       $6,560           $21,297                  $1,014,349               $1,015,790               $1,017,322
     4           44       $6,560           $28,971                  $1,019,022               $1,021,409               $1,024,025
     5           45       $6,560           $36,952                  $1,023,640               $1,027,215               $1,031,252
     6           46       $6,560           $45,253                  $1,028,205               $1,033,215               $1,039,047
     7           47       $6,560           $53,885                  $1,032,717               $1,039,416               $1,047,452
     8           48       $6,560           $62,863                  $1,037,176               $1,045,824               $1,056,517
     9           49       $6,560           $72,200                  $1,041,584               $1,052,446               $1,066,292
     10          50       $6,560           $81,910                  $1,045,941               $1,059,289               $1,076,833
     15          55       $6,560          $136,609                  $1,066,977               $1,097,089               $1,143,312
     20          60       $6,560          $203,158                  $1,086,822               $1,141,638               $1,240,270
     25          65       $6,560          $284,125                  $1,105,542               $1,194,140               $1,381,680
     30          70       $6,560          $382,634                  $1,123,201               $1,256,016               $1,587,924
     35          75       $6,560          $502,485                  $1,139,859               $1,328,939               $1,888,726
     40          80       $6,560          $648,302                  $1,155,573               $1,414,880               $2,327,438
     45          85       $6,560          $825,711                  $1,170,397               $1,516,166               $2,967,289
     50          90       $6,560        $1,041,556                  $1,184,381               $1,635,534               $3,900,497
     55          95       $6,560        $1,304,164                  $1,197,572               $1,776,214               $5,261,559



                                       Cash Surrender Value (1)
                 ---------------------------------------------------------------------
                                Assuming Hypothetical Gross (and Net)
                                     Annual Investment Return of
   End of        ---------------------------------------------------------------------
Certificate             0.0% Gross              4.5% Gross              9.0% Gross
    Year               (-1.16% Net)             (3.34% Net)             (7.84% Net)
    ----         ---------------------    --------------------    --------------------
     1                      $4,839                  $5,091                  $5,344
     2                      $9,622                 $10,353                 $11,107
     3                     $14,349                 $15,790                 $17,322
     4                     $19,022                 $21,409                 $24,025
     5                     $23,640                 $27,215                 $31,252
     6                     $28,205                 $33,215                 $39,047
     7                     $32,717                 $39,416                 $47,452
     8                     $37,176                 $45,824                 $56,517
     9                     $41,584                 $52,446                 $66,292
     10                    $45,941                 $59,289                 $76,833
     15                    $66,977                 $97,089                $143,312
     20                    $86,822                $141,638                $240,270
     25                   $105,542                $194,140                $381,680
     30                   $123,201                $256,016                $587,924
     35                   $139,859                $328,939                $888,726
     40                   $155,573                $414,880              $1,327,438
     45                   $170,397                $516,166              $1,967,289
     50                   $184,381                $635,534              $2,900,497
     55                   $197,572                $776,214              $4,261,559




(1) Assumes no loan or partial withdrawal has been made.




THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, FEDERAL AND STATE INCOME TAXES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATE OF RETURN AVERAGED 0.0%, 4.5%, AND 9.0%, OVER A PERIOD OF YEARS , BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUDENTIAL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR OVER ANY PERIOD OF TIME.

                                                           ILLUSTRATION #2

                                                              KPMG, LLP
                                         GROUP VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE
                                                  SPECIFIED FACE AMOUNT: $1,000,000
                                                            ISSUE AGE 40
                     THE ANNUAL PREMIUM OUTLAY IS DETERMINED BY ASSUMING AN ANNUAL CERTIFICATE FUND CONTRIBUTION
                                       OF $5,000.00 PLUS REQUIRED CURRENT COST OF INSURANCE.
                                         THIS ILLUSTRATION USES MAXIMUM CONTRACTUAL CHARGES.

                                                                                      Death Benefits (1)
                                                             ----------------------------------------------------------------------
                                                                             Assuming Hypothetical Gross (and Net)
                                                                                  Annual Investment Return of
    End of                   Annual        Premiums          ----------------------------------------------------------------------
 Certificate                 Premium       Accumulated             0.0% Gross               4.5% Gross               9.0% Gross
     Year        Age         Outlay        at 4% per year         (-1.61% Net)              (2.89% Net)              (7.39% Net)
     ----        ---         ------        --------------    --------------------     --------------------     --------------------
       1         41          $6,560              $6,822             $1,001,340               $1,001,503               $1,001,666
       2         42          $6,560             $13,918             $1,002,258               $1,002,637               $1,003,035
       3         43          $6,560             $21,297             $1,002,729               $1,003,363               $1,004,052
       4         44          $6,560             $28,971             $1,002,725               $1,003,630               $1,004,654
       5         45          $6,560             $36,952             $1,002,215               $1,003,387               $1,004,770
       6         46          $6,560             $45,253             $1,001,171               $1,002,581               $1,004,325
       7         47          $6,560             $53,885                     $0 (2)           $1,001,165               $1,003,248
       8         48          $6,560             $62,863                     $0                       $0 (2)           $1,001,451
       9         49          $6,560             $72,200                     $0                       $0                       $0 (2)
      10         50          $6,560             $81,910                     $0                       $0                       $0
      15         55          $6,560            $136,609                     $0                       $0                       $0
      20         60          $6,560            $203,158                     $0                       $0                       $0
      25         65          $6,560            $284,125                     $0                       $0                       $0
      30         70          $6,560            $382,634                     $0                       $0                       $0
      35         75          $6,560            $502,485                     $0                       $0                       $0
      40         80          $6,560            $648,302                     $0                       $0                       $0
      45         85          $6,560            $825,711                     $0                       $0                       $0
      50         90          $6,560          $1,041,556                     $0                       $0                       $0
      55         95          $6,560          $1,304,164                     $0                       $0                       $0


                                         Cash Surrender Value (1)
                  -----------------------------------------------------------------------
                                  Assuming Hypothetical Gross (and Net)
                                       Annual Investment Return of
    End of        -----------------------------------------------------------------------
 Certificate             0.0% Gross               4.5% Gross               9.0% Gross
     Year               (-1.61% Net)              (2.89% Net)             (7.39% Net)
     ----         ---------------------     --------------------    ---------------------
       1                   $1,340                   $1,503                   $1,666
       2                   $2,258                   $2,637                   $3,035
       3                   $2,729                   $3,363                   $4,052
       4                   $2,725                   $3,630                   $4,654
       5                   $2,215                   $3,387                   $4,770
       6                   $1,171                   $2,581                   $4,325
       7                       $0 (2)               $1,165                   $3,248
       8                       $0                       $0 (2)               $1,451
       9                       $0                       $0                       $0 (2)
      10                       $0                       $0                       $0
      15                       $0                       $0                       $0
      20                       $0                       $0                       $0
      25                       $0                       $0                       $0
      30                       $0                       $0                       $0
      35                       $0                       $0                       $0
      40                       $0                       $0                       $0
      45                       $0                       $0                       $0
      50                       $0                       $0                       $0
      55                       $0                       $0                       $0





(1) Assumes no loan or partial withdrawal has been made.

(2) Based on the interest rate and charges illustrated, the premiums paid are insufficient to keep the certificate in force. The certificate would lapse under this scenario.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, FEDERAL AND STATE INCOME TAXES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATE OF RETURN AVERAGED 0.0%, 4.5%, AND 9.0%, OVER A PERIOD OF YEARS , BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUDENTIAL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR OVER ANY PERIOD OF TIME.


                                      T-2